CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Strategy
The company’s strategy is to maintain the measures set out in the following schedule as at December 31:

(MILLIONS)	2024	2023
Non-recourse borrowings(1)	$13,844	$16,217

Deferred income tax liabilities, net(2)	6,437	5,717
Interests held in BRHC by Brookfield renewable	4,432	—
BEPC exchangeable and class A.2 exchangeable shares	4,168	—
Exchangeable and class B shares of BRHC	—	4,721
Equity
Participating non-controlling interest – in operating subsidiaries	10,508	11,070
Participating non-controlling interest – in a holding subsidiary held by Brookfield Renewable	259	272
The partnership	1,341	5,787
Total capitalization	$40,989	$43,784
Debt-to-total capitalization	34%	37%
(1)Excludes $69 million (2023: $145 million) of deferred financing fees, net of unamortized premiums.
(2)Deferred income tax liabilities less deferred income tax assets.